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                                        File No. 33-79170, 811-8524
                                        Filed under Rule 497(e)


EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                                 PROFILE
                                   AND
                          PROSPECTUS SUPPLEMENT
                            DECEMBER 10, 1999

                                 to the

        Equi-Select/R/ Variable Annuity Profile and Prospectus


                           Dated May 1, 1999

 Effective February 1, 2000, Capital Guardian Trust Company will become Portfolio Manager to the Small Cap Series.


 This supplement should be retained with your Equitable Life
 Insurance Company of Iowa Profile and Prospectus.






106148                                                      12/99



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